MET INVESTORS SERIES TRUST

SUPPLEMENT DATED JUNE 24, 2016

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2016, AS SUPPLEMENTED

INVESCO MID CAP VALUE PORTFOLIO

Effective immediately, Jeffrey Vancavage will replace John Mazanec as co-lead Portfolio Manager of the Invesco Mid Cap Value Portfolio (the “Portfolio”), a series of Met Investors Series Trust. In the section entitled “Appendix C — Portfolio Managers,” the information pertaining to the Portfolio is amended to reflect that Jeffrey Vancavage is now a portfolio manager of the Portfolio. Mr. Mazanec is expected to remain on the portfolio management team until his retirement on September 30, 2016. As of April 30, 2016, Jeffrey Vancavage beneficially owned no equity securities of the Portfolio.

Effective immediately, the Other Accounts Managed table in Appendix C with respect to Invesco Mid Cap Value Portfolio is deleted in its entirety and replaced with the following:

Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Mark Ahnrud,	Registered Investment Companies	16	$10,710,600,000	0	N/A
Invesco Balanced- Risk Allocation Portfolio	Other Pooled Investment Vehicles	17	$3,438,100,000	0	N/A
	Other Accounts	0	N/A	0	N/A
Chris Devine,	Registered Investment Companies	16	$10,710,600,000	0	N/A
Invesco Balanced- Risk Allocation Portfolio	Other Pooled Investment Vehicles	17	$3,438,100,000	0	N/A
	Other Accounts	0	N/A	0	N/A
Scott Hixon,	Registered Investment Companies	16	$10,710,600,000	0	N/A
Invesco Balanced- Risk Allocation Portfolio	Other Pooled Investment Vehicles	17	$3,438,100,000	0	N/A
	Other Accounts	0	N/A	0	N/A
Christian Ulrich,	Registered Investment Companies	16	$10,710,600,000	0	N/A
Invesco Balanced- Risk Allocation Portfolio	Other Pooled Investment Vehicles	17	$3,438,100,000	0	N/A
	Other Accounts	0	N/A	0	N/A
Scott Wolle,	Registered Investment Companies	16	$10,710,600,000	0	N/A

Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed					Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category		Total Assets in Accounts in Category		Number of Accounts in Category	Total Assets in Accounts in Category
Invesco Balanced- Risk Allocation Portfolio	Other Pooled Investment Vehicles	23		$6,636,100,000		0	N/A
	Other Accounts	0		N/A		0	N/A
Juliet Ellis,	Registered Investment Companies	12		$6,602,200,000		0	N/A
Invesco Small Cap Growth Portfolio	Other Pooled Investment Vehicles	0		N/A		0	N/A
	Other Accounts	2		$346,700,000		0	N/A
Juan Hartsfield,	Registered Investment Companies	12		$6,602,200,000		0	N/A
Invesco Small Cap Growth Portfolio	Other Pooled Investment Vehicles	1		$331,400,000		0	N/A
	Other Accounts	2		$346,700,000		0	N/A
Clay Manley,	Registered Investment Companies	7		$4,650,600,000		0	N/A
Invesco Small Cap Growth Portfolio	Other Pooled Investment Vehicles	0		N/A		0	N/A
	Other Accounts	1		$111,500,000		0	N/A
Kevin Holt,	Registered Investment Companies	8		$16,707,800,000		0	N/A
Invesco Comstock Portfolio	Other Pooled Investment Vehicles	1		$81,500,000		0	N/A
	Other Accounts	3,668	[1]	$529,3000,000	[1]	0	N/A
Devin Armstrong,	Registered Investment Companies	8		$16,707,800,000		0	N/A
Invesco Comstock Portfolio	Other Pooled Investment Vehicles	0		N/A		0	N/A
	Other Accounts	3,668	[1]	$529,3000,000	[1]	0	N/A
Charles DyReyes,	Registered Investment Companies	8		$16,707,800,000		0	N/A
Invesco Comstock Portfolio	Other Pooled Investment Vehicles	0		N/A		0	N/A
	Other Accounts	3,668	[1]	$529,3000,000	[1]	0	N/A
James Warwick,	Registered Investment Companies	8		$16,707,800,000		0	N/A
Invesco Comstock Portfolio	Other Pooled Investment Vehicles	0		N/A		0	N/A
	Other Accounts	3,668	[1]	$529,3000,000	[1]	0	N/A
Thomas R. Copper,	Registered Investment Companies	6		$3,877,000,000		0	N/A
Invesco Mid Cap Value Portfolio	Other Pooled Investment Vehicles	0		N/A		0	N/A
	Other Accounts	0		N/A		0	N/A
John Mazanec,	Registered Investment Companies	6		$3,877,000,000		0	N/A
Invesco Mid Cap Value Portfolio	Other Pooled Investment Vehicles	0		N/A		0	N/A
	Other Accounts	0		N/A		0	N/A
Sergio Marcheli,	Registered Investment Companies	16		$32,860,400,000		0	N/A
Invesco Mid Cap Value Portfolio	Other Pooled Investment Vehicles	0		N/A		0	N/A
	Other Accounts	947	[1]	$88,500,000	[1]	0	N/A

Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Jeffrey Vancavage,	Registered Investment Companies[2]	0	N/A	0	N/A
Invesco Mid Cap Value Portfolio	Other Pooled Investment Vehicles[2]	0	N/A	0	N/A
	Other Accounts[2]	0	N/A	0	N/A

[1]

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

[2]	Other Accounts Managed information is as of 4/30/16.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE